Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 12,588	$ 9,023
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,346	6,891
Stock-based compensation	8	30
Amortization of marketable securities premium and accretion of discount	125	134
Gains reclassified into earnings from marketable securities		(106)
Increase in trade receivables, net	(3,864)	(8,557)
Increase in other long term and short term accounts receivable and prepaid expenses	(2,243)	(1,376)
Increase in trade payables	1,117	64
Change in value of loans	(1,456)	3,049
Increase (decrease) in accrued expenses and other accounts payable	(137)	1,495
Increase in deferred revenues	3,766	4,199
Change in deferred taxes, net	(164)	(371)
Net cash provided by operating activities	16,086	14,475
Cash flows from investing activities:
Capitalized software development costs	(1,893)	(2,140)
Purchase of property and equipment	(400)	(872)
Cash paid in conjunction with acquisitions, net of acquired cash	(3,484)	(3,808)
Proceeds from maturity and sale of marketable securities	2,000	2,225
Investment in marketable securities and short-term bank deposits	(367)	(2,589)
Short-term loan to a related-party		1,183
Net cash used in investing activities	(4,144)	(6,001)
Cash flows from financing activities:
Proceeds from exercise of options by employees	2	332
Dividend paid	(5,977)	(3,697)
Dividend paid to non-controlling interests		(209)
Dividend paid to redeemable non-controlling interests	(1,413)	(1,251)
Short-term credit, net		497
Long-term loan received	546	6,423
Repayment of long-term loans	(1,550)	(94)
Net cash provided by (used in) financing activities	(8,392)	2,001
Effect of exchange rate changes on cash and cash equivalents	(1,406)	1,505
Increase in cash and cash equivalents	2,144	11,980
Cash and cash equivalents at the beginning of the year	76,076	75,314
Cash and cash equivalents at end of the period	$ 78,220	$ 87,294